Consolidated statements of changes in shareholders equity - USD ($) $ in Millions		Total	Capital [member]	Treasury shares [Member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member] [1]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]		Reserve for future dividends [member]		Reserve for investments [member]		Reserve for purchase of treasury shares [member]		Other comprehensive income [member]		Unappropriated retained earnings and losses [member]		Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year at Dec. 31, 2020		$ 8,130	$ 3,926	$ 7	$ (4)	$ 7	$ (44)	$ 640	$ 4,532	$ 787		$ 114		$ 1,630		$ 37		$ (662)		$ 1,619		$ 8,057	$ 73
Accrual of share-based benefit plans	[2]	6			6				6													6
Repurchase of treasury shares		0
Settlement of share-based benefit plans		(3)	5	(5)	3	(12)	6		(3)													(3)
Reversal of reserves and absorption of accumulated losses	[3]								0			(114)		(1,630)		(37)				1,781
Other comprehensive income		115																98				98	17
Net profit or loss		16																		26		26	(10)
Balance at the end of the fiscal year at Dec. 31, 2021		8,264	3,931	2	5	(5)	(38)	640	4,535	787		0		0		0		(564)	[4]	3,426		8,184	80
Accrual of share-based benefit plans	[2]	2			2				2													2
Repurchase of treasury shares		(28)	(19)	19		(28)			(28)													(28)
Absorption of accumulated losses	[5]	0
Settlement of share-based benefit plans		(2)	3	(3)	(5)	3			(2)													(2)
Other comprehensive income		82																70	[6]			70	12
Net profit or loss		2,234																		2,228	[6]	2,228	6
Balance at the end of the fiscal year at Dec. 31, 2022		10,552	3,915	18	2	(30)	(38)	640	4,507	787	[6]	0	[6]	0	[6]	0	[6]	(494)	[6],[7]	5,654	[6]	10,454	98
Accrual of share-based benefit plans	[2]	3			3				3													3
Repurchase of treasury shares		0
Settlement of share-based benefit plans		(6)	4	(4)	(4)		(2)		(6)													(6)
Constitution of reserves	[8]								0			226	[9]	5,325	[9]	35	[9]			(5,586)	[9]
Other comprehensive income		(221)																(190)	[9]			(190)	(31)
Net profit or loss		(1,277)																		(1,312)	[9]	(1,312)	35
Balance at the end of the fiscal year at Dec. 31, 2023		$ 9,051	$ 3,919	$ 14	$ 1	$ (30)	$ (40)	$ 640	$ 4,504	$ 787	[9]	$ 226	[9]	$ 5,325	[9]	$ 35	[9]	$ (684)	[9],[10]	$ (1,244)	[9]	$ 8,949	$ 102

[1]	Net of employees’ income tax withholdings related to the share-based benefit plans.
[2]	See Note 37.
[3]	As decided in Shareholders’ Meeting of April 30, 2021.
[4]	Includes (1,237) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 673 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).
[5]	As decided in Shareholders’ Meeting of April 29, 2022.
[6]	Includes 68 restricted to the distribution of retained earnings.
[7]	Includes (1,431) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 937 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).
[8]	As decided in Shareholders’ Meeting of April 28, 2023.
[9]	Includes 70 restricted to the distribution of retained earnings. See Note 30.
[10]	Includes (1,873) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 1,189 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).